Investments in associates and joint ventures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets.	$ 68,234	$ 66,671
Total assets	86,525	80,152
Total liabilities	52,175	45,624
Equity	34,350	34,528	$ 40,981	$ 37,358
Equity (negative reserves) attributable to noncontrolling interests	841	1,122	1,520
Net income (loss)	1,983	5,975	8,105
Net income (loss) attributable to noncontrolling interests	(369)	(191)	122
Dividends paid to noncontrolling interests			41
Non-current liabilities	36,305	32,534
Vale Base Metals Limited [Member]
IfrsStatementLineItems [Line Items]
Current assets	16	18
Non-current assets.	11,002	13,141
Related parties - Shareholders	1,045	249
Total assets	12,063	13,408
Current liabilities		22
Related parties - Shareholders	2,263	1,159
Total liabilities	2,285	1,159
Equity	9,778	12,249
Equity (negative reserves) attributable to noncontrolling interests	978	1,225
Net income (loss)	(3,375)	(692)
Net income (loss) attributable to noncontrolling interests	(338)	(195)
Dividends paid to noncontrolling interests
Other [Member]
IfrsStatementLineItems [Line Items]
Equity (negative reserves) attributable to noncontrolling interests	(137)	(103)	(79)
Net income (loss) attributable to noncontrolling interests	(31)	4	(22)
Dividends paid to noncontrolling interests			8
PT Vale Indonesia [Member]
IfrsStatementLineItems [Line Items]
Current assets			885
Non-current assets.			2,977
Related parties - Shareholders			83
Total assets			3,945
Current liabilities			221
Total liabilities			460
Equity			3,484
Equity (negative reserves) attributable to noncontrolling interests			1,599
Net income (loss)			207
Net income (loss) attributable to noncontrolling interests			144
Dividends paid to noncontrolling interests			33
Non-current liabilities			$ 239